Victory Dividend Growth Fund | Victory Dividend Growth Fund
Victory Dividend Growth Fund
Investment Objective
The Fund seeks to provide long-term growth of capital and dividend income.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 49 of the Fund's Prospectus and on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Dividend Growth Fund	Class A		Class C		Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 55.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Dividend Growth Fund		Class A	Class C	Class I	Class R	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	1.00%	none	0.50%	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	[1]	2.12%	1.87%	1.87%	1.87%	1.87%
Total Annual Fund Operating Expense		2.82%	3.57%	2.57%	3.07%	2.57%
Fee Waiver/Expense Reimbursement		(1.57%)	(1.57%)	(1.62%)	(1.57%)	(1.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	2.00%	0.95%	1.50%	1.00%
[1]	Other Expenses are based upon estimated amounts for the current fiscal year and includes Acquired Fund Fees and Expenses that are expected to be less than 0.01%.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I, Class R and Class Y shares do not exceed 1.25%, 2.00%, 0.95%, 1.50% and 1.00%, respectively, until at least February 28, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limit in effect at the time of recoupment or reimbursement.

Example:

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Dividend Growth Fund (USD $)	1 Year	3 Years
Class A	695	949
Class C	303	627
Class I	97	303
Class R	153	474
Class Y	102	318

The following Example makes the same assumptions as the Example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years
Victory Dividend Growth Fund Class C	203	627

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the near future, with an emphasis on high quality growing businesses of companies that have increased their dividends over time. The Fund seeks to invest in companies that are paying a growing dividend and that can be purchased at a valuation deemed reasonable by the Adviser.

The Fund may invest in securities of companies that are mid or large cap, but will invest primarily in large cap securities.

The Fund, under normal circumstances, will invest at least 80% of its net assets in dividend paying equity securities and securities immediately convertible or exchangeable into common stock traded on U.S. exchanges and issued by established companies. This includes foreign companies listed or traded on U.S. exchanges or American Depositary Receipts of foreign companies.

The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

For purpose of the Fund's investment objective, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The prices of securities held by the Fund may decline if any of the following occurs:

■  The market values of the securities acquired by the Fund decline.

■  Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

■  Large cap dividend paying stocks fall out of favor relative to the overall market.

■  Mid cap stocks fall out of favor relative to stocks of larger or smaller companies.

■  The portfolio manager does not execute the Fund's principal investment strategies effectively.

■  A company's earnings or dividends do not increase as expected.

■  An issuer's credit quality is downgraded, an issuer defaults, or the rate of inflation increases.

■  Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

■  An investment company in which the Fund invests does not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

No performance information is presented as the Fund commenced operations on November 1, 2012. Performance data for the Fund will be available online at www.VictoryFunds.com or by calling 800-539-FUND (800-539-3863).